CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,440	¥ 32,209	$ 4,595	¥ 31,695	¥ 58,359
C N Y [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,777	27,398	3,582	24,709	37,333
U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	610	4,426	907	6,255	20,011
H K [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 53	¥ 385	$ 106	¥ 731	¥ 1,015